Deferred tax asset (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Asset Details
Allowance for expected credit loss	¥ 645
Total	¥ 645